Offerings - Offering: 1	Jul. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.01 par value per share
Amount Registered | shares	29,894,869
Proposed Maximum Offering Price per Unit	5.58
Maximum Aggregate Offering Price	$ 166,813,369.02
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,036.93
Offering Note	Includes up to 29,894,869 shares of Class A common stock to be offered for resale from time to time by the stockholder pursuant to their contractual rights. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Class A common stock that may be offered hereby are deemed to cover such additional shares of Class A common stock as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act. Based upon the average of the high and low prices of the Class A common stock reported on the New York Stock Exchange on July 24, 2026 pursuant to Rule 457(c) under the Securities Act.